UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 23, 2024 to June 30, 2024

Sotheby’s ArtFi Funding LLC

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported) August 21, 2024

Commission File Number of securitizer: Not applicable

Central Index Key Number of securitizer: 0002017944

Ron Elimelekh, Chief Operating Officer & Chief Capital Officer, (929) 261-6551

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor (if applicable):

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Sotheby’s ArtFi Funding LLC has indicated by check mark that there is no activity to report for the period from April 23, 2024 to June 30, 2024

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 21, 2024

SOTHEBY’S ARTFI FUNDING LLC
(Depositor)

By:	/s/ Brian Waldbaum
Name:	Brian Waldbaum
Title:	Officer
(Senior officer in charge of securitization)